ORGANIZATION AND PRINCIPAL ACTIVITIES (Consolidated Financial Information of the Group's VIE and Its Subsidiaries) (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Consolidated VIE [Member] CNY	Dec. 31, 2011 Consolidated VIE [Member] CNY	Dec. 31, 2010 Consolidated VIE [Member] CNY
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities [Line Items]
Cash and cash equivalents	$ 61,945	385,922	273,746	190,493	$ 43,939	203,143	36,772	17,380
Accounts receivable							9,313	16,561
Prepaid expenses and other current assets							6,714	6,934
Total current assets	133,167	829,652	704,473				67,023	56,539
Property and equipment, net	38,292	238,563	239,210				152,756	162,157
Land use rights, net	4,181	26,049	26,657				26,049	26,657
Total assets	199,396	1,242,253	1,105,565				255,170	250,567
Total liabilities	63,427	395,151	333,506				206,098	203,827
Net revenue	78,379	488,322	435,859	388,842			108,751	95,880	83,620
Net income	13,369	83,309	56,573	76,157			(2,247)	(6,131)	(2,932)
Net cash used in operating activities	19,630	122,296	124,458	64,416			20,339	16,487	19,057
Net cash provided by investing activities	1,730	10,774	(22,249)	(63,126)			(4,947)	(19,656)	(16,884)
Net cash provided by (used in) financial activities	$ (3,363)	(20,947)	(19,036)	(13,247)				(1,479)	4,500